Investments in associated undertakings (Tables)	12 Months Ended
Dec. 31, 2024
Investments in associated undertakings
Summary of interest in associated undertakings

	2024	2023
	£m	£m
Interest in Nippon Calmic Limited	25	31
Interest in individually immaterial associated undertakings	12	13
At 31 December	37	44

Nippon Calmic Limited
Investments in associated undertakings
Summary of reconciliation of interest in associated undertakings

	2024	2023
	£m	£m
At 1 January	31	32
Exchange differences	(2)	(4)
Share of profit[1]	6	7
Dividends received	(10)	(4)
At 31 December	25	31
1.	Share of profit is net of tax of £3m (2023: £4m).

Summary of additional information of associated undertakings

	Assets	Liabilities	Revenue	Profit	Assets	Liabilities	Revenue	Profit
	2024	2024	2024	2024	2023	2023	2023	2023
	£m	£m	£m	£m	£m	£m	£m	£m
Nippon Calmic Ltd (49%)	58	(32)	52	6	60	(28)	54	7

Individually immaterial associated undertakings
Investments in associated undertakings
Summary of reconciliation of interest in associated undertakings

	2024	2023
	£m	£m
At 1 January	13	31
Exchange differences	(1)	(1)
Disposals	—	(19)
Share of profit	1	2
Dividends received	(1)	—
At 31 December	12	13